Loss per share (Tables)	12 Months Ended
Jun. 30, 2025
Loss per share
Schedule of loss per share

	2025	2024	2023
Loss for the year (£’000)	(33,023)	(113,159)	(28,678)
Basic loss per share (pence)	(19.32)	(68.44)	(17.59)
Diluted loss per share (pence)(1)	(19.32)	(68.44)	(17.59)

Schedule of weighted average number of shares

	2025	2024	2023
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares (1)	57,225	56,091	54,537
Class B ordinary shares (1)	115,389	110,937	110,208
Treasury shares	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	170,931	165,345	163,062
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(2)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(2)	170,931	165,345	163,062
(1)	The increase in Class A and Class B ordinary shares is a result of the transaction agreement with INEOS. See Note 6 and Note 22 for further detail.
(2)	For the years ended 30 June 2025, 30 June 2024 and 30 June 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.